Pension Plans And Postretirement Benefits (Schedule Of Expected Pension Benefit Payments) (Details) (Pension Benefits [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
2012	$ 4,453
2013	4,784
2014	6,371
2015	8,360
2016	9,243
2017 - 2021	$ 67,536